Financial instruments - Summary of Contractual Maturities of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	$ 4,934	$ 2,654
Non-derivative financial liabilities, undiscounted cash flows	(5,008)	(2,729)
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	(2,919)	(2,371)
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	(2,013)	(272)
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	(76)	(86)
Bank loans
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	317	206
Bank loans - contractual cash flows	(339)	(221)
Bank loans | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank loans - contractual cash flows	(135)	(93)
Bank loans | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank loans - contractual cash flows	(204)	(128)
Bank loans | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank loans - contractual cash flows	0	0
Convertible notes (including embedded derivative)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	1,502
Convertible notes (including embedded derivative) - contractual cash flows	(1,500)
Convertible notes (including embedded derivative) | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible notes (including embedded derivative) - contractual cash flows	0
Convertible notes (including embedded derivative) | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible notes (including embedded derivative) - contractual cash flows	(1,500)
Convertible notes (including embedded derivative) | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible notes (including embedded derivative) - contractual cash flows	0
Deposits from customers in the banking business
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	1,629	1,225
Deposits from customers in the banking business - contractual cash flows	(1,629)	(1,225)
Deposits from customers in the banking business | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits from customers in the banking business - contractual cash flows	(1,629)	(1,225)
Deposits from customers in the banking business | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits from customers in the banking business - contractual cash flows	0	0
Deposits from customers in the banking business | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits from customers in the banking business - contractual cash flows	0	0
Trade payables and other liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	1,252	1,065
Trade and other payables - contractual cash flows	(1,252)	(1,065)
Trade payables and other liabilities | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables - contractual cash flows	(1,096)	(1,011)
Trade payables and other liabilities | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables - contractual cash flows	(156)	(54)
Trade payables and other liabilities | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables - contractual cash flows	0	0
Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	234	158
Lease liabilities - contractual cash flows	(288)	(218)
Lease liabilities | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities - contractual cash flows	(59)	(42)
Lease liabilities | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities - contractual cash flows	(153)	(90)
Lease liabilities | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities - contractual cash flows	$ (76)	$ (86)